Capital and Reserves (Details) - Schedule of issued share capital - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Issued Share Capital Abstract
Beginning balance	748,213	570,858
Common shares issued	105,000	111,299
Ending balance	853,213	682,157